UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3207

General Money Market Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	2/28/09

FORM N-Q

Item 1. Schedule of Investments.

(INSERT SCHEDULE OF INVESTMENTS HERE)

STATEMENT OF INVESTMENTS
General Money Market Fund, Inc.
February 28, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--44.7%	Principal Amount ($)	Value ($)
Allied Irish Banks (Yankee)
1.50%, 3/18/09	50,000,000	50,000,000
Allied Irish Banks N.A. Inc. (Yankee)
2.30%, 3/4/09	50,000,000 a	50,000,000
Banca Intesa SpA
3.10%, 3/16/09	250,000,000	250,000,000
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
0.90% - 1.00%, 4/8/09 - 5/13/09	350,000,000	350,005,626
Bank of Ireland (Yankee)
2.30%, 3/9/09	200,000,000 a	200,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
1.05% - 1.18%, 4/28/09 - 5/11/09	450,000,000	450,000,000
Barclays Bank PLC (Yankee)
1.35% - 2.00%, 5/18/09 - 6/18/09	210,000,000	210,000,000
BNP Paribas (Yankee)
0.95%, 7/13/09	500,000,000	500,000,000
Calyon (Yankee)
1.00% - 2.50%, 3/5/09 - 6/2/09	575,000,000	575,000,000
Citibank (South Dakota) N.A., Sioux Falls
1.50%, 3/17/09	200,000,000	200,000,000
Credit Suisse (Yankee)
1.42% - 1.95%, 3/11/09 - 7/9/09	500,000,000	500,000,000
DnB NOR Bank ASA (Yankee)
2.31%, 3/9/09	300,000,000 a	300,000,663
Lloyds TSB Bank PLC (Yankee)
1.33%, 4/7/09	500,000,000	500,005,122
Natixis (Yankee)
3.15%, 3/12/09	185,000,000	185,000,000
Royal Bank of Scotland PLC (Yankee)
2.35%, 3/5/09	500,000,000	500,000,000
Societe Generale (Yankee)
0.95% - 1.00%, 4/27/09 - 7/13/09	550,000,000	550,000,000
Total Negotiable Bank Certificates of Deposit
(cost $5,370,011,411)		5,370,011,411
Commercial Paper--30.4%
Allied Irish Banks N.A. Inc.
1.30% - 2.16%, 3/13/09 - 4/28/09	450,000,000 a	449,259,764
Atlantis One Funding Corp.
0.30%, 3/2/09	187,128,000 a	187,126,440
Banco Bilbao Vizcaya Argenteria Puerto Rico
1.00%, 5/6/09	200,000,000	199,633,333
Bank of Ireland
1.46% - 2.30%, 3/9/09 - 5/28/09	300,000,000 a	299,393,583
CAFCO LLC
1.10%, 5/21/09	110,000,000 a	109,727,750
DnB NOR Bank ASA

1.00%, 5/18/09	200,000,000 a	199,566,667
Gemini Securitization Corp., LLC
0.30%, 3/2/09	250,000,000 a	249,997,917
Govco Inc.
1.10%, 5/20/09	390,000,000 a	389,046,667
Greenwich Capital Holdings Inc.
1.35%, 4/9/09	50,000,000	49,926,875
ING (US) Funding LLC
1.14% - 1.15%, 5/4/09 - 5/5/09	462,000,000	461,050,439
Nordea North America Inc.
0.95% - 0.96%, 5/8/09 - 5/13/09	500,000,000	499,059,417
UBS Finance Delaware LLC
0.28%, 3/2/09	400,000,000	399,996,889
Unicredit Delaware Inc.
3.07%, 3/16/09	40,000,000	39,949,667
Working Capital Management Co. L.P.
1.41%, 4/8/09	124,000,000 a	123,816,755
Total Commercial Paper
(cost $3,657,552,163)		3,657,552,163
Corporate Note--.8%
Morgan Stanley
0.57%, 3/4/09
(cost $100,000,000)	100,000,000	100,000,000
U.S. Government Agency--4.1%
Federal National Mortgage Association
1.13%, 4/21/09
(cost $489,820,269)	490,000,000 [b,c]	489,820,269
Time Deposits--10.9%
Branch Banking & Trust Co. (Grand Cayman)
0.15%, 3/2/09	310,000,000	310,000,000
HSH Nordbank AG (Grand Cayman)
0.32%, 3/2/09	500,000,000	500,000,000
JPMorgan Chase Bank, N.A. (Nassau)
0.25%, 3/2/09	500,000,000	500,000,000
Total Time Deposits
(cost $1,310,000,000)		1,310,000,000
Repurchase Agreements--9.1%
Barclays Financial LLC
0.25%-0.26%, dated 2/27/09, due 3/2/09 in the amount
of $588,012,667 (fully collateralized by $328,801,200
Treasury Inflation Protected Security, 3.875%, due
4/15/29, value $510,000,115 and $62,319,600 U.S.
Treasury Bond, 8.50%, due 2/15/20, value $89,760,022)	588,000,000	588,000,000
Deutsche Bank Securities
0.27%, dated 2/27/09, due 3/2/09 in the amount of
$500,011,250 (fully collateralized by $217,141,000
Federal Farm Credit Bank, 2.25%-5.375%, due
9/13/10-1/22/19, value $224,485,471, $97,680,000
Federal Home Loan Bank, 2.50%-5.05%, due
1/6/11-2/20/29, value $95,956,338, $92,970,000 Federal
Home Loan Mortgage Corp., 5.15%-5.50%, due	500,000,000	500,000,000

3/9/17-5/21/18, value $94,810,515 and $90,000,000
Federal National Mortgage Association, 3.65%-5%, due
9/9/10-3/2/15, value $94,748,533)
Total Repurchase Agreements
(cost $1,088,000,000)		1,088,000,000
Total Investments (cost $12,015,383,843)	100.0%	12,015,383,843
Liabilities, Less Cash and Receivables	(.0%)	(3,262,908)
Net Assets	100.0%	12,012,120,935

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities amounted to $2,557,936,206 or 21.3% of net assets.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
c	Variable rate security--interest rate subject to periodic change.

At February 28, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	12,015,383,843
Level 3 - Significant Unobservable Inputs	0
Total	12,015,383,843

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)